Other assets (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other assets [Abstract]
Financial assets	[1],[2]	R$ 43,893,309	R$ 41,719,483
Foreign exchange transactions	[3]	20,179,828	17,279,327
Debtors for guarantee deposits	[4]	18,729,321	17,840,698
Securities trading		2,582,663	1,741,524
Trade and credit receivables		664,274	3,016,225
Receivables		1,737,223	1,841,709
Other assets		7,372,866	9,134,504
Deferred acquisition cost (insurance) - Note 40f		925,884	1,070,108	R$ 1,750,244
Other debtors		2,728,746	3,736,743
Prepaid expenses		741,087	1,244,602
Interbank and interdepartmental accounts		1,427,359	1,480,291
Other	[5]	1,549,790	1,602,760
Total		R$ 51,266,175	R$ 50,853,987

[1]	Financial assets are recorded at amortized cost;
[2]	In 2018, there were no losses for impairment of other financial assets.
[3]	Mainly refers to purchases in foreign currency made by the institution on behalf of customers and rights in the institution's domestic currency, resulting from exchange sale operations;
[4]	Refers to deposits resulting from legal or contractual requirements, including guarantees provided in cash, such as those made for the filing of appeals in departments or courts and those made to guarantee services of any nature;
[5]	Includes basically trade and credit receivables, material supplies, other advances and payments to be reimbursed;